Annual Operating Expenses - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2022
Fidelity Advisor Europe Fund - Class A
Operating Expenses:
Management fee	0.64%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual operating expenses	1.18%
Fidelity Advisor Europe Fund - Class C
Operating Expenses:
Management fee	0.64%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual operating expenses	1.99%
Fidelity Advisor Europe Fund - Class M
Operating Expenses:
Management fee	0.64%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.35%
Total annual operating expenses	1.49%
Fidelity Advisor Europe Fund - Class I
Operating Expenses:
Management fee	0.64%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.86%
Fidelity Advisor Europe Fund - Class Z
Operating Expenses:
Management fee	0.64%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.76%